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                     JOHN HANCOCK VARIABLE LIFE ACCOUNT U,
                     JOHN HANCOCK VARIABLE LIFE ACCOUNT V,
                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S,
                                      AND
                JOHN HANCOCK VARIABLE LIFE INSURANCE ACCOUNT UV

                        SUPPLEMENT DATED JULY 22, 1998
                       TO PROSPECTUSES DATED MAY 1, 1998

     The above-captioned prospectuses (the "Prospectuses") are hereby amended and supplemented as follows:


FUND NAME

     Effective July 1, 1998, the name of the Edinburgh Overseas Equity Fund was changed, pursuant to a vote of the majority of the Directors of the M Fund, Inc., to Brandes International Equity Fund (the "Brandes Fund"). REFERENCES TO THE EDINBURGH OVERSEAS EQUITY FUND WITHIN THE PROSPECTUSES, EXCEPT THOSE REFERENCES IN THE FINANCIAL STATEMENTS, SHALL HEREINAFTER BE DEEMED TO BE REFERENCES TO THE BRANDES INTERNATIONAL EQUITY FUND.


PORTFOLIO MANAGER

     Effective July 1, 1998, Brandes Investment Partners, L.P. ("Brandes") became the Portfolio Manager to the Brandes Fund. Edinburgh Fund Managers plc will no longer be the Portfolio Manager for the Brandes International Equity Fund (formerly, the Edinburgh Overseas Equity Fund). REFERENCES TO THE EDINBURGH FUND MANAGERS WITHIN THE PROSPECTUSES SHALL HEREINAFTER BE DEEMED TO BE REFERENCES TO THE BRANDES INVESTMENT PARTNERS, L.P.


INVESTMENT OBJECTIVE

     In connection with the assumption by Brandes of the role of Portfolio Manager of the Brandes Fund, the Board of Directors of the M Fund, Inc. approved a change to the investment objective of the Brandes Fund. The text that follows supercedes the corresponding text in the Prospectuses:

     THE INVESTMENT OBJECTIVE OF THE BRANDES INTERNATIONAL EQUITY FUND IS LONG-TERM CAPITAL APPRECIATION. THE BRANDES FUND SEEKS TO ACHIEVE
     ITS OBJECTIVE BY INVESTING PRINCIPALLY IN EQUITY SECURITIES OF FOREIGN ISSUERS.

                       *   *   *   *   *   *   *   *   *

     The above changes are being made in connection with the corresponding changes in the prospectus of the M Fund, Inc., and are described in detail in the accompanying "Supplement to Prospectus of M Fund, Inc.," dated as of July 1, 1998.